Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Classified within capital reserve (beginning of period)	€ 175,591	€ 158,453
Share-based compensation expenses	9,576	11,336
Classified within capital reserve (end of period)	€ 185,167	169,789
Number of shares withheld shares to cover tax obligation	13,787
Amount of shares withheld based on the market price	€ 66
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	€ 3,787	8,790
Average remaining contractual life	6 years 21 days
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	€ 181
Restricted Shares Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	€ 3,803	€ 2,068